Tax on income (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Tax Expenses [Abstract]
Schedule of Tax Balances in Statement of Financial Position
	December 31,
	2024	2023	2024
	NIS	NIS	US Dollars

Current tax assets	744	9,497	204
Deferred tax liabilities	(9,888)	(4,868)	(2,711)

Schedule of Deferred Taxes
	January		December	December
	1, 2024	Change	31, 2024	31, 2024
	NIS	NIS	NIS	US Dollars
Deferred taxes arise from the following:
Financial assets carried at fair value through profit or loss	(5,845)	(4,974)	(10,819)	(2,966)
Leases	19	8	27	7
Employees benefits	501	20	521	143
Allowance of credit loss	317	(98)	219	60
Carry forward tax losses	140	24	164	45
	(4,868)	(5,020)	(9,888)	(2,711)

	January		December	December
	1, 2023	Change	31, 2023	31, 2023
	NIS	NIS	NIS	US Dollars
Deferred taxes arise from the following:
Financial assets carried at fair value through profit or loss	(5,135)	(710)	(5,845)	(1,603)
Financial liabilities carried at fair value through profit or loss	-	19	19	5
Employees benefits	421	80	501	137
Allowance of credit loss	326	(9)	317	87
Carry forward tax losses	190	(50)	140	38
	(4,198)	(670)	(4,868)	(1,336)

Schedule of Taxes on Income Recognized in Profit or Loss
	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2	2 0 2 4
	NIS	NIS	NIS	US Dollars
Current taxes:
Current taxes	17,347	6,866	9,866	4,757
	17,347	6,866	9,866	4,757

Deferred taxes	5,020	670	2,544	1,376
	22,367	7,536	12,410	6,133

Schedule of Reconciliation of Statutory Tax Rate to Effective Tax Rate
	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2	2 0 2 4
	NIS	NIS	NIS	US Dollars

Income before Income taxes	92,682	39,192	53,974	25,415
Statutory tax rate	23%	23%	23%	23%
Tax computed by statutory tax rate	21,317	9,014	12,414	5,845

Tax increments (savings) due to:
Non-deductible expenses	2,515	541	147	690
Profit or loss for tax for which deferred taxes were not provided	-	-	(13)	-
Temporary differences	(27)	(19)	-	(8)
Taxes for previous years	-	(268)	358	-
Tax exempt Income	(1,299)	(1,224)	(844)	(356)
Other	(139)	(508)	348	(38)
	22,367	7,536	12,410	6,133